UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Operations Manager
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	November 15, 1999

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		$287,507,890



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101     650,375.0    520,300  Defined       232,800  	287,500
Amer West Hldg Corp. Cl. B   Com    023657208  21,626,082.5  1,249,160  Defined       855,000	394,160
AMR Corporation              Com    001765106   5,450,000.0    100,000  Sole          100,000         0
AngloGold                    Com    356142208   1,660,082.8     52,806  Defined             0	 52,806
Ashanti Goldfields Co. Ltd.  Com    043743202   9,702,126.0  1,232,016  Defined       800,000 	432,016
Barrick Gold Corp.           Com    067901108     944,167.5     43,410  Defined             0	 43,410
Borders Group Inc.           Com    099709107   8,716,296.8    593,450  Defined       345,000   248,450
British Steel Plc Adr F      Com    111015301   3,338,487.5    129,650  Defined             0   129,650
Buffets, Inc.                Com    119882108  10,388,100.0    893,600  Defined       334,600  	559,000
Calgon Carbon                Com    129603106   4,084,775.0    599,600  Defined       492,000  	107,600
Catherine Stores             Com    14916F100   4,332,562.5    330,100  Defined       101,800  	228,300
Celestial Seasonings Inc.    Com    151016102   4,429,425.0    230,100  Defined         1,000	229,100
Cold Metal Products          Com    192861102   1,061,437.5    314,500  Defined             0	314,500
Cole National Corp.          Com    193290103   7,356,553.1    956,950  Defined       377,500 	579,450
Cytec Industries Inc.        Com    232820100   6,258,050.0    266,300  Defined        50,000   216,300
Dawson Geophysical           Com    239359102   3,546,112.5    359,100  Defined             0   359,100
DSG Intl                     Com    G28471103     722,700.0     80,300  Defined             0	 80,300
East West Bancorp Inc.       Com    27579R104     593,750.0     50,000  Sole           50,000         0
Emcee Broadcast Products     Com    268650108   1,116,968.7    576,500  Sole          576,500  	      0
Foster L B Co Class A        Com    350060109   1,313,172.4    272,867  Defined             0	272,867
Goodrich, B.F.               Com    382388106   2,105,400.0     72,600  Defined             0    72,600
Guilford Mills Inc.          Com    401794102   5,892,168.7    683,150  Defined       444,900  	238,250
Hampshire Group, Ltd         Com    408859106     149,400.0     16,600  Defined             0	 16,600
II-VI Incorporated           Com    902104108     740,250.0     63,000  Defined             0	 63,000
Loews Corporation            Com    540424108   7,806,253.7    111,220  Defined        34,100	 77,120
Magellan Health Services     Com    559079108   6,160,050.0    842,400  Defined       600,000 	242,400
Matrix Pharmaceutical        Com    576844104  16,780,968.7  2,950,500  Defined     1,439,300 1,511,200
Matsushita Electric Co.      Com    576879209   3,762,000.0     18,000  Defined             0  	 18,000
Miller Herman Inc.           Com    600544100   3,576,375.0    149,600  Defined        10,000 	139,600
Nautica Enterprises Inc.     Com    639089101   2,989,575.0    185,400  Defined             0	185,400
Newmont Mining               Com    651639106   3,041,606.2    117,550  Defined             0	117,550
Nucentrix Broadband Networks Com    670198100  32,858,992.5  1,355,010  Defined       897,637   457,373
NVR Inc.                     Com    62944T105  16,294,734.0    322,668  Defined        89,000  	233,668
Parexel                      Com    699462107   4,921,568.7    539,350  Defined       199,800   339,550
Payless Shoesource           Com    704379106  11,051,925.0    218,850  Defined       100,000 	118,850
Remedy Corp.                 Com    759548100   6,933,232.6    244,343  Defined             0	244,343
Respironics                  Com    761230101   7,672,170.0    929,960  Defined       568,560   361,400
RF Monolithics Inc.          Com    74955F106   8,755,550.0    854,200  Defined       415,000   439,200
Royal Gold Inc.              Com    780287108     410,000.0     82,000  Sole           82,000  	      0
Scientific Games Holdings    Com    808747109   3,314,050.0    167,800  Defined             0	167,800
Spectrum Control             Com    847615101   3,500,118.7    455,300  Sole          455,300  	      0
Symantec Corp.               Com    871503108  14,398,290.6    400,300  Defined        60,000  	340,300
Toys R' Us                   Com    892335100   5,328,000.0    355,200  Defined       162,000	193,200
Tuscarora Inc                Com    900902107   1,626,731.2    128,850  Sole          128,850         0
Vicorp Restaurants           Com    925817108  13,282,500.0    805,000  Defined       366,700 	438,300
Wet Seal Inc. Cl. A          Com    961840105   3,392,828.1    204,850  Defined             0   204,850
WSFS Financial               Com    929328102   3,471,925.0    245,800  Defined       236,300  	  9,500

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